Post-employment benefits - Summary of Pension Costs Recognized in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	$ (1,321)	$ (1,849)	$ (1,134)
Interest cost	(414)	(156)	(50)
Total recognized	(1,735)	(2,005)	(1,184)
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(1,311)	(1,759)	(1,054)
Interest cost	(413)	(154)	(49)
Total recognized	(1,724)	(1,913)	(1,103)
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(10)	(90)	(80)
Interest cost	(1)	(2)	(1)
Total recognized	$ (11)	$ (92)	$ (81)